Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2013
Allowance for Doubtful Accounts

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions
	2011	2012	2013
Allowance for doubtful accounts at beginning of the year	¥1,830	¥1,013	¥1,002
Provision for doubtful accounts, net of reversal	26	30	166
Write-offs	(912)	(30)	(90)
Translation adjustment and other	69	(11)	297

Allowance for doubtful accounts at the end of the year	¥1,013	¥1,002	¥1,375